FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	$ 3,100	$ 100
Derivative instruments payable	(13,000)	(23,400)
Carrying value of asset (liability)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	144,151	128,878
Restricted cash	56	84
Derivative instruments receivable	3,100	109
Derivative instruments payable	(12,958)	(23,434)
Carrying value of asset (liability) | Floating Rate Debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt	(1,357,493)	(1,120,172)
Carrying value of asset (liability) | Fixed Rate Debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt	(275,529)	(281,307)
Fair value asset (liability)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	144,151	128,878
Restricted cash	56	84
Derivative instruments receivable	3,100	109
Derivative instruments payable	(12,958)	(23,434)
Fair value asset (liability) | Floating Rate Debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt	(1,376,070)	(1,135,616)
Fair value asset (liability) | Fixed Rate Debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt	$ (291,665)	$ (306,621)